Provisions for employees' benefits - Actuarial assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Pension | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	10.90%	11.70%
Salary growth rate	3.00%	4.50%
Expected inflation rate	4.00%	4.50%
Pension growth rate	3.30%	5.00%
Pension | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	6.85%	7.50%
Salary growth rate	2.00%	3.50%
Expected inflation rate	3.00%	3.00%
Pension growth rate	3.00%	3.00%
Bonds
Disclosure of detailed information about provision for employee benefits
Discount rate	8.75%	7.25%
Expected inflation rate	3.00%	3.00%
Health
Disclosure of detailed information about provision for employee benefits
Expected inflation rate	3.00%	3.00%
Short-term rate	13.50%	12.80%
Long-term rate	4.00%	4.00%
Health | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	11.20%	12.00%
Salary growth rate	4.00%	4.50%
Health | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	8.75%	11.00%
Salary growth rate	3.00%	3.50%
Education
Disclosure of detailed information about provision for employee benefits
Expected inflation rate	3.00%	3.00%
Short-term rate	4.00%	4.00%
Long-term rate	4.00%	4.00%
Education | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	11.00%	12.00%
Education | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	9.00%	11.00%
Others
Disclosure of detailed information about provision for employee benefits
Expected inflation rate	3.00%
Others | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	11.60%	12.00%
Salary growth rate	5.00%	4.61%
Expected inflation rate		3.50%
Others | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	5.70%	7.40%
Salary growth rate	4.00%	3.50%
Expected inflation rate		3.00%